Adoption of New and Amendments to IFRSs	12 Months Ended
Dec. 31, 2023
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Adoption of New and Amendments to IFRSs
3.
ADOPTION OF NEW AND AMENDMENTS TO IFRSs

For the purposes of preparing and presenting the consolidated financial statements, the Group has consistently applied the accounting policies which conform with the IFRSs, which are effective for the Group’s accounting period beginning on January 1, 2023.

New and amendments to IFRSs in issue but not yet effective

The Group has not early applied the following new and amendments to IFRSs and International Accounting Standards (“IASs”) that have been issued but are not yet effective:

Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[1]
Amendments to IFRS 16	Lease Liability in a Sale and Leaseback[2]
Amendments to IAS 1	Classification of Liabilities as Current or Non-current[2]
Amendments to IAS 1	Non-current Liabilities with Covenant[2]

1.
Effective for annual periods beginning on or after a date to be determined
2.
Effective for annual periods beginning on or after January 1, 2024

Except for the amendments to IFRSs mentioned below, the management of the Company anticipate that the application of the other new and amendments to IFRSs will have no material impact on the Group’s financial performance and positions and/or the disclosures to the Group’s consolidated financial statements in the foreseeable future.

Amendments to IAS 1 Classification of Liabilities as Current or Non-current (2020) (the “2020 Amendments”) and Amendments to IAS 1 Non-current Liabilities with Covenants (the “2022 Amendments”)

The 2020 Amendments provide clarification and additional guidance on the assessment of right to defer settlement for at least twelve months from reporting date for classification of liabilities as current or non-current, which:

•
clarify that if a liability has terms that could, at the option of the counterparty, result in its settlement by the transfer of the entity’s own equity instruments, these terms do not affect its classification as current or non-current only if the entity recognizes the option separately as an equity instrument applying IAS 32 Financial Instruments: Presentation.
•
specify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period. Specifically, the amendments clarify that the classification should not be affected by management intentions or expectations to settle the liability within 12 months.

For rights to defer settlement for at least twelve months from reporting date which are conditional on the compliance with covenants, the requirements introduced by the 2020 Amendments have been modified by the 2022 Amendments. The 2022 Amendments specify that only covenants with which an entity is required to comply with on or before the end of the reporting period affect the entity’s right to defer settlement of a liability for at least twelve months after the reporting date. Covenants which are required to comply with only after the reporting period do not affect whether that right exists at the end of the reporting period.

In addition, the 2022 Amendments specify the disclosure requirements about information that enables users of financial statements to understand the risk that the liabilities could become repayable within twelve months after the reporting period, if the entity classify liabilities arising from loan arrangements as non-current when the entity’s right to defer settlement of those liabilities is subject to the entity complying with covenants within twelve months after the reporting period.

The 2022 Amendments also defer the effective date of applying the 2020 Amendments to annual reporting periods beginning on or after 1 January 2024. The 2022 Amendments, together with the 2020 Amendments, are effective for annual reporting periods beginning on or after 1 January 2024, with early application permitted. If an entity applies the 2020 Amendments for an earlier period after the issue of the 2022 Amendments, the entity should also apply the 2022 Amendments for that period.

As at December 31, 2022, the Group’s outstanding convertible preferred shares include counterparty conversion options did not meet equity instruments classification by applying IAS 32 Financial instruments: Presentation. The Group classified as current or non-current based on the earliest date in which the Group had the obligation to redeem these instruments through cash settlement. The convertible preferred shares were designated as fair value through profit or loss (“FVTPL”) with carrying amount of $511,861 as of December 31, 2022 and was classified as non-current as set out in Note 25. Upon the application of the 2020 Amendments, in addition to the obligation to redeem through cash settlement, the transfer of equity instruments upon the exercise of the conversion options that did not meet equity instruments classification also constituted settlement of the convertible instruments. The convertible preferred shares designated as FVTPL amounting to $511,861 as of December 31, 2022 was classified as current as the Group did not have the right to defer delivery of shares upon the exercise of the conversion options for at least twelve months from the reporting date. On March 29, 2023, all the preferred shares were converted into common shares, and therefore as of December 31, 2023, there were no longer any preferred shares.

Except for as disclosed above, the application of the amendments is not expected to have significant impact on the Group’s other financial liabilities recognized in the consolidated financial statements.